Other Intangible Assets, Net	3 Months Ended
Mar. 31, 2012
Other Intangible Assets, Net [Abstract]
Other Intangible Assets, Net

Note 8. Other Intangible Assets, Net

The gross carrying amount of intangible assets and the related accumulated amortization for intangible assets subject to amortization are as follows:

Amortizable Intangible Assets	Weighted Average Life (Years)	March 31, 2012		December 31, 2011
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(in thousands)
Patents	15	$2,479	$(440)	$2,416	$(402)

Amortization expense for the three months ended March 31, 2012 and 2011 was approximately $38,000 and $31,000, respectively.